Annual Total Returns - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIP Freedom Lifetime Income I Portfolio - VIP Freedom Lifetime Income I Portfolio
Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	4.68%
Annual Return 2015	(0.35%)
Annual Return 2016	5.05%
Annual Return 2017	7.62%
Annual Return 2018	(2.58%)
Annual Return 2019	12.28%
Annual Return 2020	10.44%
Annual Return 2021	3.26%
Annual Return 2022	(12.01%)
Annual Return 2023	7.89%